Offerings	Sep. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common shares, par value US$0.001 per share
Amount Registered | shares	729,695
Maximum Aggregate Offering Price	$ 7,296,950
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,117.16
Offering Note
(1)	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(a) of the Securities Act of 1933, as amended.
(2)
Based on a per share price of US$10.00 per share, which is equal to the price at which OBOOK Holdings Inc. sold an aggregate of 1,560,970 shares of its Class A Common Shares to investors in a private placement from April 2025 to August 2025.

Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A common shares, par value US$0.001 per share
Amount Registered | shares	4,000,000
Maximum Aggregate Offering Price	$ 40,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,124
Offering Note
(1)	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(a) of the Securities Act of 1933, as amended.
(2)
Based on a per share price of US$10.00 per share, which is equal to the price at which OBOOK Holdings Inc. sold an aggregate of 1,560,970 shares of its Class A Common Shares to investors in a private placement from April 2025 to August 2025.